NET LOSS PER SHARE - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss		$ (22,334)	$ (27,042)
Weighted-average shares outstanding, basic (in shares)	82,600,000	85,318,000	82,611,789
Weighted-average shares outstanding, diluted (in shares)	82,600,000	85,318,000	82,612,000
Net loss per share, basic (dollars per share)		$ (0.26)	$ (0.33)
Net loss per share, diluted (dollars per share)		$ (0.26)	$ (0.33)